BBCMS Trust 2018-BXH Commercial Mortgage Pass-Through Certificates, Series 2018-BXH Report To: Barclays Commercial Mortgage Securities LLC Barclays Bank PLC Barclays Capital Inc. 19 September 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Barclays Commercial Mortgage Securities LLC Barclays Bank PLC Barclays Capital Inc. 745 Seventh Avenue New York, New York 10019

Re:	BBCMS Trust 2018-BXH

Commercial Mortgage Pass-Through Certificates, Series 2018-BXH (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Barclays Commercial Mortgage Securities LLC (the “Depositor”) with respect to certain information relating to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the BBCMS Trust 2018-BXH securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 September 2018

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in BBCMS Trust 2018-BXH (the “Issuing Entity”) that will be established by the Depositor,
b.	The asset of the Issuing Entity will consist primarily of one componentized promissory note issued by seven special purpose entities, each organized as a Delaware limited liability company (collectively, the “Borrowers”), evidencing a floating-rate loan (the “Mortgage Loan”) and
c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first lien mortgages, deeds of trust or similar instruments on the Borrowers’ and operating lessee’s fee simple or leasehold interests in 17 select service hotel properties (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of 9 October 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 7

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.                   Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Initial Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Initial Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.       First Payment Date and

b.       Fully Extended Maturity Date

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Fully Extended Original Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Initial Original Term and
b.	Seasoning

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Initial Remaining Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

8.	Using the:
a.	Fully Extended Original Term and
b.	Seasoning

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Fully Extended Remaining Term” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	The loan agreement Source Document indicates that the Mortgage Loan is interest-only for its entire term, including during the extension period options. Based on this information, the Depositor instructed us to use the “Mortgage Loan Original Balance ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, as the:
a.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Mortgage Loan Cut-off Balance ($)”) and
b.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Mortgage Loan Maturity Balance ($)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin %,
b.	LIBOR Floor % and
c.	LIBOR Rounding Methodology

of the Mortgage Loan, all as shown on the Final Data File, and the LIBOR assumption of 2.15000% that was provided by the Depositor, we recalculated the “Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 7

11.	Using the:
a.	Mortgage Loan Original Balance ($),
b.	Mortgage Loan Rate %,
c.	Mortgage Loan Margin %,
d.	LIBOR Cap Strike Price % and
e.	Accrual Type

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraphs of this Item 11., we recalculated the:

i.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
ii.	Mortgage Loan Monthly Debt Service ($) at Loan Rate,
iii.	Mortgage Loan Annual Debt Service ($) at Cap Rate and
iv.	Mortgage Loan Monthly Debt Service ($) at Cap Rate

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Loan Rate” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Rate %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Loan Rate” as 1/12th of the “Mortgage Loan Annual Debt Service ($) at Loan Rate” of the Mortgage Loan, as shown on the Final Data File.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Annual Debt Service ($) at Cap Rate” of the Mortgage Loan as the product of:

a.	The “Mortgage Loan Original Balance ($),” as shown on the Final Data File,
b.	The sum of:

i.	The “Mortgage Loan Margin %,” as shown on the Final Data File,
ii.	The “LIBOR Cap Strike Price %,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Mortgage Loan Monthly Debt Service ($) at Cap Rate” as 1/12th of the “Mortgage Loan Annual Debt Service ($) at Cap Rate” of the Mortgage Loan, as shown on the Final Data File.

Attachment A Page 5 of 7

12.	Using the:
a.	Mortgage Loan Annual Debt Service ($) at Loan Rate,
b.	Mortgage Loan Annual Debt Service ($) at Cap Rate,
c.	Mortgage Loan Cut-off Balance ($),
d.	Mortgage Loan Maturity Balance ($),
e.	TTM NOI ($),
f.	TTM NCF ($),
g.	UW NOI ($),
h.	UW NCF ($),
i.	Portfolio As-Is Appraised Value ($),
j.	Property As-Is Appraised Value ($),
k.	Property Stabilized Appraised Value ($) and
l.	Keys

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR at Loan Rate,
ii.	Mortgage Loan TTM NCF DSCR at Loan Rate,
iii.	Mortgage Loan TTM NOI DSCR at Cap Rate,
iv.	Mortgage Loan TTM NCF DSCR at Cap Rate,
v.	Mortgage Loan UW NOI DSCR at Loan Rate,
vi.	Mortgage Loan UW NCF DSCR at Loan Rate,
vii.	Mortgage Loan UW NOI DSCR at Cap Rate,
viii.	Mortgage Loan UW NCF DSCR at Cap Rate,
ix.	Portfolio Mortgage Loan Cutoff Date LTV %,
x.	Portfolio Mortgage Loan Maturity Date LTV %,
xi.	Property Mortgage Loan Cutoff Date LTV %,
xii.	Property Mortgage Loan Maturity Date LTV %,
xiii.	Mortgage Loan TTM NOI Debt Yield %,
xiv.	Mortgage Loan TTM NCF Debt Yield %,
xv.	Mortgage Loan UW NOI Debt Yield %,
xvi.	Mortgage Loan UW NCF Debt Yield %,
xvii.	% of Initial Pooled Balance,
xviii.	Property As-Is Appraised Value ($) Per Key,
xix.	Property Stabilized Appraised Value ($) Per Key and
xx.	Mortgage Loan Cut-off Balance ($) Per Key

of the Mortgage Loan and, with respect to items xvii. through xx. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round items i. through viii. above to two decimal places and
b.	Round items ix. through xvi. above to the nearest 1/10th of one percent.

Attachment A Page 6 of 7

13.	Using the:
a.	2015 Occupancy,
b.	2015 STR Comp. Set Occupancy,
c.	2015 ADR ($),
d.	2015 STR Comp. Set ADR ($),
e.	2015 RevPAR ($),
f.	2015 STR Comp. Set RevPAR ($),
g.	2016 Occupancy,
h.	2016 STR Comp. Set Occupancy,
i.	2016 ADR ($),
j.	2016 STR Comp. Set ADR ($),
k.	2016 RevPAR ($),
l.	2016 STR Comp. Set RevPAR ($),
m.	2017 Occupancy,
n.	2017 STR Comp. Set Occupancy,
o.	2017 ADR ($),
p.	2017 STR Comp. Set ADR ($),
q.	2017 RevPAR ($),
r.	2017 STR Comp. Set RevPAR ($),
s.	TTM Occupancy,
t.	TTM STR Comp. Set Occupancy,
u.	TTM ADR ($),
v.	TTM STR Comp. Set ADR ($),
w.	TTM RevPAR ($) and
x.	TTM STR Comp. Set RevPAR ($)

of the Mortgage Loan and each Property, all as shown on the Final Data File, we recalculated the:

i.	2015 Occupancy Penetration,
ii.	2015 ADR Penetration,
iii.	2015 RevPAR Penetration,
iv.	2016 Occupancy Penetration,
v.	2016 ADR Penetration,
vi.	2016 RevPAR Penetration,
vii.	2017 Occupancy Penetration,
viii.	2017 ADR Penetration,
ix.	2017 RevPAR Penetration,
x.	TTM Occupancy Penetration,
xi.	TTM ADR Penetration and
xii.	TTM RevPAR Penetration

of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round items i. through xii. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 7

14.	Using the:
a.	Mortgage Loan Rate % and
b.	Mortgage Loan Admin. Fee %

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate %” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Note	17 September 2018

Loan Agreement	17 September 2018

Cash Management Agreement	17 September 2018

Interest Rate Cap Agreement Summary	18 September 2018

Settlement Statements	17 September 2018

Guaranty Agreement	17 September 2018

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Portfolio Appraisal Report	12 September 2018

Engineering Reports	Various

Phase I Environmental Reports	Various

Underwriter’s Summary Report	Not Dated

Seismic Reports	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Property Management Agreements	Various

Pro Forma Title Policies	Not Dated

Insurance Review Document	12 September 2018

Franchise Agreements	Various

Ground Lease Abstract	Various

Exhibit 1 to Attachment A Page 2 of 2

Property Source Documents (continued)

Source Document Title	Source Document Date

Ground Lease Agreement and Amendments	Various

Historical Capex Report	Not Dated

STR Reports	Various

Exhibit 2 to Attachment A Page 1 of 6

Property Information:

Characteristic	Source Document(s)

Street Address (see Notes 1 and 2)	Appraisal Report and USPS Internet Site (www.usps.gov)
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov)
Property Type	Appraisal Report
Property Subtype (see Note 2)	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Keys	Underwriter’s Summary Report
Brand	Franchise Agreement
Flag	Franchise Agreement
Franchise Expiration Date	Franchise Agreement
Title Type (see Note 2)	Pro Forma Title Policy
Property Manager	Property Management Agreement

Third Party Information:

Characteristic	Source Document

Portfolio As-Is Appraised Value ($)	Portfolio Appraisal Report
Property As-Is Appraised Value ($)	Appraisal Report
As-Is Appraisal Date	Appraisal Report
Portfolio Stabilized Appraised Value ($)	Portfolio Appraisal Report
Property Stabilized Appraised Value ($)	Appraisal Report
Stabilized Appraisal Date	Appraisal Report
Environmental Report Date	Phase I Environmental Report
Engineering Report Date	Engineering Report
PML % (see Note 3)	Seismic Report
Seismic Report Date (see Note 3)	Seismic Report

Underwriting Information: (see Note 4)

Characteristic	Source Document

2015 Revenues ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report
2016 Revenues ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 2 of 6

Underwriting Information: (continued)

Characteristic	Source Document

2016 NCF ($)	Underwriter’s Summary Report
2017 Revenues ($)	Underwriter’s Summary Report
2017 Total Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 NCF ($)	Underwriter’s Summary Report
TTM Revenues ($)	Underwriter’s Summary Report
TTM Total Expenses ($)	Underwriter’s Summary Report
TTM NOI ($)	Underwriter’s Summary Report
TTM NCF ($)	Underwriter’s Summary Report
UW Revenues ($)	Underwriter’s Summary Report
UW Total Expenses ($)	Underwriter’s Summary Report
UW NOI ($)	Underwriter’s Summary Report
UW FF&E ($)	Underwriter’s Summary Report
UW NCF ($)	Underwriter’s Summary Report

Hotel Operating Information:

Characteristic	Source Document

2015 Occupancy	Underwriter’s Summary Report
2015 ADR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2015 Available Rooms	Underwriter’s Summary Report
2015 Occupied Rooms	Underwriter’s Summary Report
2015 STR Comp. Set Occupancy	Underwriter’s Summary Report
2015 STR Comp. Set ADR ($)	Underwriter’s Summary Report
2015 STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
2016 ADR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
2016 Available Rooms	Underwriter’s Summary Report
2016 Occupied Rooms	Underwriter’s Summary Report
2016 STR Comp. Set Occupancy	Underwriter’s Summary Report
2016 STR Comp. Set ADR ($)	Underwriter’s Summary Report
2016 STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
2017 Occupancy	Underwriter’s Summary Report
2017 ADR ($)	Underwriter’s Summary Report
2017 RevPAR ($)	Underwriter’s Summary Report
2017 Available Rooms	Underwriter’s Summary Report
2017 Occupied Rooms	Underwriter’s Summary Report
2017 STR Comp. Set Occupancy	Underwriter’s Summary Report
2017 STR Comp. Set ADR ($)	Underwriter’s Summary Report
2017 STR Comp. Set RevPAR ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 6

Hotel Operating Information: (continued)

Characteristic	Source Document

TTM Occupancy	Underwriter’s Summary Report
TTM ADR ($)	Underwriter’s Summary Report
TTM RevPAR ($)	Underwriter’s Summary Report
TTM Available Rooms	Underwriter’s Summary Report
TTM Occupied Rooms	Underwriter’s Summary Report
TTM STR Comp. Set Occupancy	Underwriter’s Summary Report
TTM STR Comp. Set ADR ($)	Underwriter’s Summary Report
TTM Oct. STR Comp. Set RevPAR ($)	Underwriter’s Summary Report
TTM As of Date	Underwriter’s Summary Report
UW Occupancy	Underwriter’s Summary Report
UW ADR ($)	Underwriter’s Summary Report
UW RevPAR ($)	Underwriter’s Summary Report
UW Available Rooms	Underwriter’s Summary Report
UW Occupied Rooms	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document

Upfront RE Tax Reserve ($)	Loan Agreement
Monthly RE Tax Reserve ($)	Loan Agreement
Upfront Ins. Reserve ($)	Loan Agreement
Monthly Ins. Reserve ($)	Loan Agreement
Upfront Capex Reserve ($)	Loan Agreement
Monthly Capex Reserve ($)	Loan Agreement
Upfront Engin. Reserve ($)	Loan Agreement
Upfront FF&E Reserve ($)	Loan Agreement
Monthly FF&E Reserve ($)	Loan Agreement
Upfront Other Reserve ($)	Loan Agreement
Upfront Other Reserve Description	Loan Agreement
Monthly Other Reserve ($)	Loan Agreement
Monthly Other Reserve Description	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Mortgage Loan Original Balance ($)	Loan Agreement
Accrual Type	Loan Agreement
Amortization Type	Loan Agreement
Note Date	Loan Agreement
First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement

Exhibit 2 to Attachment A Page 4 of 6

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Fully Extended Maturity Date	Loan Agreement
Extension Options	Loan Agreement
Extension Spread Increase Description	Loan Agreement
Extension Test Description	Loan Agreement
First Extension Fee	Loan Agreement
Second Extension Fee	Loan Agreement
Third Extension Fee	Loan Agreement
Fourth Extension Fee	Loan Agreement
Fifth Extension Fee	Loan Agreement
Payment Due Date	Loan Agreement
Grace Period (Late Payment)	Loan Agreement
Grace Period (Default)	Loan Agreement
Interest Accrual Start	Loan Agreement
Interest Accrual End	Loan Agreement
LIBOR Rounding Methodology	Loan Agreement
LIBOR Lookback Days	Loan Agreement
LIBOR Floor %	Loan Agreement
LIBOR Cap Strike Price %	Interest Rate Cap Agreement Summary
LIBOR Cap Strike Price % (after Extension)	Loan Agreement
Interest Rate Cap Provider	Interest Rate Cap Agreement Summary
Mortgage Loan Margin %	Loan Agreement
Prepayment Provision (Payments)	Loan Agreement
Borrower	Loan Agreement
SPE (Y/N)	Loan Agreement
Principal / Carveout Guarantor	Guaranty Agreement
Lockbox (Y/N)	Loan Agreement and Cash Management Agreement
Lockbox Type (see Note 5)	Loan Agreement and Cash Management Agreement
Cash Management (see Note 6)	Loan Agreement
Assumption Fee	Loan Agreement
Future Debt Permitted (Y/N)	Loan Agreement
Release Provisions (Y/N)	Loan Agreement
Partial Collateral Release Description	Loan Agreement

Exhibit 2 to Attachment A Page 5 of 6

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For each Property listed in Table A1, the Depositor instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the corresponding information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Property	Characteristic	Source Document Value	Provided Value
Hyatt House Atlanta Downtown	Title Type	Leasehold	Fee
Hyatt Place UC Davis	Street Address	173 Old Davis Road	173 Old Davis Road Extension
TownePlace Suites Boston Logan Airport	Property Subtype	Extended Stay	Select Service
Hampton Inn & Suites Worcester	Property Subtype	Limited Service	Select Service
TownePlace Suites Henderson	Property Subtype	Limited Service	Select Service
Hampton Inn & Suites Tampa Northwest	Property Subtype	Limited Service	Select Service
SpringHill Suites Henderson	Property Subtype	Limited Service	Select Service
Fairfield Inn and Suites Tampa	Property Subtype	Limited Service	Select Service

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information listed in Table A1 above that was provided by the Depositor.

3.	The Depositor instructed us to perform procedures on the “PML (%)” and “Seismic Report Date” characteristics only for Properties where we received a seismic report Source Document.

4.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A Page 6 of 6

Notes: (continued)

5.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” for the “Lockbox Type” characteristic if the applicable Source Document requires the Borrowers to direct credit card companies or credit card clearing banks to pay receipts directly to a lockbox account controlled by the lender.

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to an account controlled by the Borrowers and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Client #
FV1 #
Loan #
Property Name
Number of Properties
Originator/Seller
Mortgage Loan Admin. Fee %
Prepayment Provision Comments
Loan Purpose

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.